Schedule of the principal currencies and indexors used for monetary updating of loans and financings (Details) - United States of America, Dollars	Dec. 31, 2021	Dec. 31, 2020
I P C A [Member]
IfrsStatementLineItems [Line Items]
Accumulated change	7.39%	28.93%
Accumulated change	10.06%	4.52%
C D I [Member]
IfrsStatementLineItems [Line Items]
Accumulated change	4.39%	2.77%
T J L P [Member]
IfrsStatementLineItems [Line Items]
Accumulated change	16.92%	18.31%